FINANCIAL INSTRUMENTS - Classification in FV hierarchy (Details) - CAD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Classification of derivative financial assets (liabilities):
Derivative financial assets	$ 38,062	$ 65,145
Derivative financial liabilities	(74,098)	(189,706)
Total net derivative financial assets (liabilities)	(36,036)	(124,561)
Level 2 of fair value hierarchy
Classification of derivative financial assets (liabilities):
Derivative financial assets	682
Derivative financial liabilities		(38,676)
Total net derivative financial assets (liabilities)	682	(38,676)
Level 3 of fair value hierarchy
Classification of derivative financial assets (liabilities):
Derivative financial assets	37,380	65,145
Derivative financial liabilities	(74,098)	(151,030)
Total net derivative financial assets (liabilities)	$ (36,718)	$ (85,885)